Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Liabilities
Schedule of financial liabilities

	Thousands of Euros
Financial liabilities	31/12/2021	31/12/2020
Non-current bonds (a)	2,577,465	2,675,000
Senior secured debt (b)	3,296,025	3,335,415
Other loans (b)	480,836	183,771
Other non-current financial liabilities (d)	838,826	10,272
Non-current lease liabilities (note 9)	825,157	690,857
Loan transaction costs	(249,359)	(293,215)
Total non-current financial liabilities	7,768,950	6,602,100
Current bonds (a)	2,270,474	125,843
Senior secured debt (b)	—	34,035
Other loans (b)	165,139	170,730
Other current financial liabilities (d)	43,234	105,041
Current financial derivatives (note 30)	875	—
Current lease liabilities (note 9)	48,567	42,642
Loan transaction costs	(89,998)	(53,679)
Total current financial liabilities	2,438,291	424,612

Schedule of details of movement in the Senior Unsecured Notes

	Thousands of Euros
	Opening			Opening
	outstanding balance		Exchange	outstanding balance
	01/01/21	Issue	differences	31/12/21
Senior unsecured notes (nominal value) 2017	1,000,000	—	—	1,000,000
Senior secured notes (nominal value) 2019	1,675,000	—	—	1,675,000
Senior unsecured notes (nominal value) Euros 2021	—	1,400,000	—	1,400,000
Senior unsecured notes (nominal value) US Dollars 2021	—	598,970	23,492	622,462
Total	2,675,000	1,998,970	23,492	4,697,462

Schedule of current obligation captions including issue of bearer promissory notes to Group employees

31/12/2020
					Promissory	Buy backs or	Interest
			Nominal amount		notes subscribed	redemptions	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands of	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	Euros)	Euros)
Issue of bearer promissory notes	04/05/20	04/05/21	3,000	3.00%	116,352	(3,612)	(1,118)

31/12/2021
					Promissory	Buy backs or	Interest
			Nominal amount		notes subscribed	redemptions	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands of	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	Euros)	Euros)
Issue of bearer promissory notes	04/05/21	04/05/22	3,000	2.50%	119,325	(1,740)	(975)

Schedule of details of loans and borrowings

					Thousands of Euros
					31/12/2021		31/12/2020
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	1,258,554	1,360,000	1,332,800
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	2,227,171	2,037,471	2,227,171	2,002,615
Total senior debt					3,587,171	3,296,025	3,587,171	3,335,415

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	31,875	100,000	42,500
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	53,125	85,000	63,750
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	63,750	85,000	74,375
Total EIB Loan					270,000	148,750	270,000	180,625

Revolving Credit	USD	Libor + 1.5%	07/05/2020	15/11/2025	882,924	330,000	817,394	—
Total Revolving Credit					882,924	330,000	817,394	—

Other non-current loans	Euros	1.93%	25/03/2010	30/09/2024	10,000	2,086	10,000	3,146
Loan transaction costs					—	(197,703)	—	(223,944)
Non-current loans and borrowings					4,750,095	3,579,158	4,684,565	3,295,242

					Thousands of Euros
					31/12/2021		31/12/2020
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	—	(*)	13,600
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	(*)	—	(*)	20,435
Total senior debt					—	—	—	34,035

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	21,250	(*)	21,250
Total EIB Loan					—	31,875	—	31,875
Other current loans		0.10% - 2.50%			211,901	133,264	241,895	138,855
Loan transaction costs					—	(37,244)	—	(35,209)
Current loans and borrowings					211,901	127,895	241,895	169,556

(*) See amount granted under non-current debt

Schedule of details of maturity of other financial liabilities

	Thousands of Euros
	31/12/2021	31/12/2020
Maturity at:
Up to one year	43,234	105,041
Two years	88,144	3,945
Three years	88,947	1,976
Four years	89,027	1,580
Five years	88,871	1,141
Over five years	483,837	1,630
	882,060	115,313

Schedule of changes in liabilities derived from financing activities

	Thousands of Euros
		Senior Secured
		debt & Other	Finance lease	Other financial
	Bonds	loans	liabilities	liabilities	Total
Carrying amount at 1 January 2019	1,102,978	5,165,765	12,885	95,217	6,376,845
New financing	1,778,218	(1,522,466)	—	12,249	268,001
Refunds	(100,215)	(145,261)	(73,785)	(8,152)	(327,413)
Interest accrued	37,095	171,535	34,558	1,166	244,354
Other movements (note 2)	(108,874)	24,121	761,682	—	676,929
Interest paid/received	(32,000)	(204,179)	—	—	(236,179)
Business combinations (note 3)	—	10,233	—	—	10,233
Foreign exchange differences	—	187,991	5,350	1,269	194,610
Balance at 31 December 2019	2,677,202	3,687,739	740,690	101,749	7,207,380
New financing	116,352	—	—	—	116,352
Refunds	(105,564)	(66,047)	(79,037)	(22,681)	(273,329)
Interest accrued	81,880	124,840	35,084	2,073	243,877
Other movements	—	(10,468)	88,867	4,837	83,236
Interest paid/received	(60,355)	(95,433)	—	—	(155,788)
Business combinations (note 3)	—	—	—	34,778	34,778
Foreign exchange differences	—	(172,246)	(52,105)	(5,443)	(229,794)
Balance at December 31, 2020	2,709,515	3,468,385	733,499	115,313	7,026,712
New financing	2,126,979	329,555	—	829,937	3,286,471
Refunds	(114,480)	(266,659)	(82,692)	(3,507)	(467,338)
Interest accrued	100,948	130,327	35,786	2,165	269,226
Other movements	(33,920)	5,445	135,697	729	107,951
Interest paid/received	(64,031)	(91,089)	—	—	(155,120)
Business combinations (note 3)	—	—	—	(64,749)	(64,749)
Foreign exchange differences	18,523	131,084	51,434	3,047	204,088
Balance at 31 December 2021	4,743,534	3,707,048	873,724	882,935	10,207,241

Senior Debt Tranche B Maturity in 2027
Financial Liabilities
Schedule of senior secured debt by maturity

Details of Tranche B by maturity at 31 December 2021 are as follows:

	US Tranche B			Tranche B in Euros
		Principal in Thousands	Amortization in		Principal in Thousands of
	Currency	of US Dollars	Thousands of Euros	Currency	Euros
Maturity
2023	US Dollars	6,015	5,310	Euros	3,269
2024	US Dollars	24,058	21,242	Euros	13,076
2025	US Dollars	24,058	21,242	Euros	13,076
2026	US Dollars	24,058	21,242	Euros	13,076
2027	US Dollars	2,235,700	1,973,954	Euros	1,216,058
Total	US Dollars	2,313,889	2,042,990	Euros	1,258,555